ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of aging analysis of external accounts receivable and amounts recognized as expected credit loss reserve
Aging analysis of external accounts receivable and amounts recognized as expected credit loss reserve

In millions	December 31, 2025	December 31, 2024
Not due	$737.0	$576.7
1-30 days overdue	52.3	69.7
31-60 days overdue	16.6	13.9
61-90 days overdue	4.7	5.0
91-120 days overdue	0.8	1.0
More than 120 days overdue	9.6	16.7
Gross Accounts Receivable	$821.0	$683.0
Expected credit loss reserve	(11.7)	(16.1)
Net Accounts Receivable	$809.3	$666.9